Net Income (Loss) Per Common Share - Schedule of Computation of Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to biote Corp. stockholders (basic)	$ (6,805)	$ (969)
Net loss attributable to biote Corp. stockholders (diluted)	$ (6,805)	$ (969)
Denominator:
Weighted average shares outstanding (basic)	17,585,045	8,059,371
Weighted average shares outstanding (diluted)	17,585,045	8,059,371
Net loss per common share
Basic	$ (0.39)	$ (0.12)
Diluted	$ (0.39)	$ (0.12)